COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Jun. 14, 2024 CAD ($) claim	Jun. 14, 2024 USD ($) claim	May 15, 2024 CAD ($)	May 15, 2024 USD ($)	Dec. 31, 2024 CAD ($) Megawatt	Dec. 31, 2024 CAD ($) Megawatt	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Other Commitments
Purchase commitment						$ 347		$ 335	$ 314
Capital expenditure commitment					$ 1,100	1,100
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites					8	8		$ 19
Damages sought	$ 84		$ 199
Damages awarded				$ 398
Litigation settlement interest		$ 64		$ 153
Loss contingency, pending claims, number | claim	2	2
TC Energy
Contingencies
Sales process, damage, percentage			50.00%	50.00%
Third Party Entity
Contingencies
Sales process, damage, percentage			50.00%	50.00%
Coastal GasLink | Coastal GasLink | Letter of credit | Irrevocable Standby Letter of Credit
Contingencies
Vendor standby letter of credit					117	117
Coastal GasLink | Pacific Pipeline Construction Ltd
Contingencies
Damages sought					$ 460
Coastal GasLink | Bonatti S.P.A
Contingencies
Damages sought						1,300
Damages awarded						220
Coastal GasLink LP | Coastal GasLink LP
Contingencies
Damages sought						560
Damages awarded						$ 480
Columbia Pipeline Group shareholders | Columbia Pipelines Group
Contingencies
Damages sought							$ 380
Capital expenditures
Other Commitments
Power purchase agreement, planned capacity (in megawatts) | Megawatt					750	750
Capital expenditures | U.S. Natural Gas Pipelines
Other Commitments
Purchase commitment						$ 400
Capital expenditures | Canadian Natural Gas Pipelines
Other Commitments
Purchase commitment						$ 300